Income Taxes (Deferred Income Taxes Liability Reflected In Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Current deferred income tax liability	$ 59	$ 442
Non-current deferred income tax liability		511
Current deferred income tax asset	(23)
Non-current deferred income tax asset	(1,116)	(188)
Net Deferred Income Tax Liability	$ (1,080)	$ 765